Biological assets	12 Months Ended
Jun. 30, 2020
Biological Assets [Abstract]
Biological assets
14.	Biological assets

Changes in the Group’s biological assets and their allocation to the fair value hierarchy for the years ended June 30, 2020 and 2019 were as follows:

	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale	Dairy cattle	Other cattle	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 2	Level 1
Balance as of June 30, 2018	131	587	1,003	2,164	-	124	33	4,042

Non-current (Production)	-	-	-	1,944	-	35	33	2,012
Current (Consumable)	131	587	1,003	220	-	89	-	2,030
Balance as of June 30, 2018	131	587	1,003	2,164	-	124	33	4,042

Purchases	-	-	-	134	-	336	-	470
Changes by transformation	(131)	131	-	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	-	1,635	552	(10)	-	111	-	2,288
Decrease due to harvest	-	(7,338)	(2,435)	-	-	-	-	(9,773)
Sales	-	-	-	(707)	-	(3)	-	(710)
Consumptions	-	-	-	(6)	-	(384)	(4)	(394)
Costs for the year	140	6,743	2,002	832	-	18	5	9,740
Foreign exchange gain / (loss)	-	3	(29)	(37)	-	-	-	(63)
Balance as of June 30, 2019	140	1,761	1,093	2,370	-	202	34	5,600

Non-current (Production)	-	-	-	1,744	-	27	34	1,805
Current (Consumable)	140	1,761	1,093	626	-	175	-	3,795
Balance as of June 30, 2019	140	1,761	1,093	2,370	-	202	34	5,600

Transfers	(145)	145	-	-	-	-	-	-
Purchases	-	-	-	176	-	110	-	286
Initial recognition and changes in the fair value of biological assets (i)	-	1,312	1,243	182	-	77	-	2,814
Decrease due to harvest	-	(9,520)	(3,448)	-	-	-	-	(12,968)
Sales	-	-	-	(1,608)	-	(1)	-	(1,609)
Consumptions	-	-	-	(4)	-	(359)	(7)	(370)
Costs for the period year	439	7,544	2,369	1,074	-	-	5	11,431
Incorporation by business combination	-	62	-	-	-	-	-	62
Foreign exchange gain / (loss)	(191)	(233)	(229)	(61)	-	-	-	(714)
Balance as of June 30, 2020	243	1,071	1,028	2,129	-	29	32	4,532

Non-current (Production)	-	-	-	1,700	-	27	32	1,759
Current (Consumable)	243	1,071	1,028	429	-	2	-	2,773
Balance as of June 30, 2020	243	1,071	1,028	2,129	-	29	32	4,532

(i)	Biological assets with a production cycle of more than one year (that is, cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to Ps. 259 and Ps. 101 for the fiscal years ended June 30, 2020 and 2019, respectively. For the fiscal years ended June 30, 2020 and 2019, amounts of Ps. 271 and Ps. (93), was attributable to price changes, and amounts of Ps. (12) and Ps. 194, was attributable to physical changes generated by production result, respectively.

Crops and oilseeds

The Group’s crops generally include crops and oilseeds (corn, wheat, soybean and sunflower) as well as peanut. The Group measures biological assets that have attained significant biological growth at fair value less costs to sell. The Group measures biological assets that have not attained significant biological growth or when the impact of biological transformation on price is not expected to be material, at cost less any impairment losses, which approximates fair value.

Sugarcane

The Group’s sugarcane production is based in Brazil and to a lesser extent in Bolivia. This crop’s production requires specific weather conditions (tropical and subtropical climates. The Group recognizes these crops at a fair value net of costs of sales from the moment of planting.

Fair value of biological assets

When an active market exists for biological assets, the Group uses the quoted market price in the principal market as a basis to determine the fair value of its biological. Live cattle is measured at fair value less cost to sell, based on market quoted at an auction involving cattle of the same age, breed and genetic merit adjusted, if applicable, to reflect any difference. When there is no active market or market-determined prices are not available, (for example, unharvested crops with significant growth or growing agricultural produce of sugarcane), the Group determines the fair value of a biological asset based on discounted cash flows models.

These models require the input of highly subjective assumptions including observable and unobservable data. The not observable information is determined based on the best information available for example, by reference to historical information of past practices and results, statistics and agricultural information and other analytical techniques. Key assumptions utilized in this method include future market prices, estimated yields at the point of harvest and estimated future costs of harvesting and other costs.

Market prices are generally determined by reference to observable data in the principal market for the agricultural produce. Harvesting costs and other costs are estimated based on historical and statistical data. Yields are estimated based on several factors including the location of the farmland and soil type, environmental conditions, infrastructure and other restrictions and growth at the time of measurement. Yields are subject to a high degree of uncertainty and may be affected by several factors out of the Group’s control including but not limited to extreme or unusual weather conditions, plagues and other crop diseases.

The key assumptions discussed above are highly sensitive. Reasonable shifts in assumptions including but not limited to increases or decreases in prices, costs and discount factors used may result in a significant increase or decrease to the fair value of biological assets recognized at any given time. Cash flows are projected based on estimated production. Estimates of production in themselves are dependent on various assumptions, in addition to those described above, including but not limited to several factors such as location, environmental conditions and other restrictions. Changes in these estimates could materially impact on estimated production, and could therefore affect estimates of future cash flows used in the assessment of fair value. The valuation models and their assumptions are reviewed periodically, and, if necessary, adjusted.

As of June 30 of each year, the Group’s biological assets that are subject to a valuation model include unharvested crops and sugarcane plantations.

During years ended June 30, 2020 and 2019, there have been no transfers between the several tiers used in estimating the fair value of the Group’s biological assets, or reclassifications among their respective categories.

The fair value less estimated point of sale costs of agricultural produce at the point of harvest amount to Ps. 12,981 and Ps. 9,790 for the years ended June 30, 2020 and 2019, respectively.

When no quoted prices are available in an active market, the Group uses a range of valuation models. The following table presents main parameters:

				Sensitivity (i)
				06.30.20		06.30.19
Description	Valuation technique	Parameters	Range fiscal year 2018	Increase	Decrease	Increase	Decrease
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices	Argentina
			Yields: 0.61 - 11.05 tn./ha.	86	(86)	177	(177)
			Future of sale prices: 9,283 - 19,964 $/tn	123	(123)	239	(239)
			Operating cost: 2,126 - 20,781 $/ha	(51)	51	(99)	99
			Bolivia:
			Yields: 5.00 tn./ha.	-	-	9	(9)
			Future of sale prices: 160 US$/tn.	-	-	19	(19)
			Operating cost: 56 US$./ha.	-	-	(10)	10
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Brazil:
			Yields: 84.40 tn/ha	142	(142)	176	(176)
			Future of sale prices: 94.04 Rs./tn.	207	-207	256	(256)
			Operating cost: 60.16 Rs./tn.	(160)	160	(199)	199
			Bolivia:
			Yields: 65 - 104 tn./ha.	13	(13)	-	-
			Future of sale prices: 22.56 US$/tn	27	(27)	(3)	3
			Operating cost: 445 - 461 US$/ha.	(15)	15	3	(3)

(i)	Sensitivities for the biological assets measured at Level 3 have been modeled considering a 10% change in the indicated variable, all else being equal.

As of June 30, 2020 and 2019, the better and maximum use of biological assets shall not significantly differ from the current use.